Long-term debt - Revolving Credit Facility and Equipment Loan Facilities (Details) $ in Thousands, € in Millions			2 Months Ended	12 Months Ended		13 Months Ended
	Dec. 17, 2024 USD ($) $ / Ounce	Oct. 26, 2020 EUR (€)	Feb. 18, 2026 EUR (€)	Dec. 31, 2025 USD ($) payment	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 16, 2024	Dec. 09, 2024 EUR (€)	Sep. 29, 2020 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Transfer outstanding balance to new revolving credit facility					$ 0
Deferred financing costs written off					3,766
New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 800,000
Accordion feature higher borrowing capacity	$ 200,000
Borrowings maturity term	4 years
Borrowing costs capitalised	$ 8,000
Interest coverage ratio	3
Leverage ratio	3.5
Payment for financing costs				$ 4,000
Gold hedging program, minimum cumulative financial settlement	$ 220,000
Gold hedging program, refined gold market price (in dollars per ounce) | $ / Ounce	1,750
Gold hedging program, percentage of forecasted production volume	20.00%
Transfer outstanding balance to new revolving credit facility					(400,000)
Deferred financing costs written off					0
Loan facilities repayments				$ 450,000
New revolving credit facility | Repayment of Borrowing
Disclosure of detailed information about borrowings [line items]
Loan facilities draw downs | €			€ 100
Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Transfer outstanding balance to new revolving credit facility	$ 400,000				400,000
Deferred financing costs written off					3,766
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio				3		3
Leverage ratio				3.5		3.5
Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €										€ 71
Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €									€ 40
Loan facilities draw downs | €		€ 36
Maximum borrowing capacity in percentage of cost of mining fleet and other mining equipment (in percentage)									0.75
Fekola Equipment Loan Facility, Third Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €								€ 35
Loan facilities draw downs						$ 29,000
Undrawn borrowing facilities				$ 6,000		6,000
Fekola Equipment Loan Facility, Excluding Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term				5 years
Number of quarterly installment payments | payment				20
Fekola Equipment Loan Facility, Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term				4 years
Number of quarterly installment payments | payment				16
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 800,000		800,000
Loan facilities draw downs				195,869	445,753
Loan facilities repayments				450,000	$ 200,000
Undrawn borrowing facilities				$ 650,000		$ 650,000
Bottom of range | New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.42%
Bottom of range | Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee							0.45%
Top of range | New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.563%
Top of range | Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee							0.563%
SOFR or CORRA | Bottom of range | New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.88%
SOFR or CORRA | Top of range | New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%
SOFR | Bottom of range | Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.00%
SOFR | Top of range | Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.50%
EURIBOR | Fekola Equipment Loan Facility, Excluding Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.25%		4.25%
EURIBOR | Fekola Equipment Loan Facility, Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.25%		3.25%